Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2019
Selected Quarterly Financial Data
Schedule of selected quarterly financial data

	For the	For the
	Period	Period
	from	from	For the	For the	For the
	November 15	October 1	Quarters	Quarters	Quarters
	to	to	Ended	Ended	Ended
(dollars and shares in thousands except per share amounts)	December 31,	November 14,	September 30,	June 30,	March 31,

	Successor	Predecessor
2019:
Revenue	$15,974	$14,073	$34,581	$36,573	$29,783
Net income	5,313	(12,125)	25,856	31,202	24,990
Earnings per common share data:
Earnings per share
Basic and diluted	$0.04	$—	$—	$—	$—
Weighted average number of common shares:
Basic	132,111	—	—	—	—
Diluted	132,499	—	—	—	—

	For the Quarters Ended
(dollars in thousands)	December 31,	September 30,	June 30,	March 31,

	Predecessor
2018:
Revenue	$28,972	$28,027	$21,500	$17,348
Net income	24,290	24,520	18,438	14,503